Pension Plans (Details 11) - International Pension Benefits [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.00%	3.30%
Rate of compensation increase	2.00%	2.00%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.30%	2.50%
Expected return on plan assets	2.00%	2.00%
Rate of compensation increase	2.00%	2.00%
Maximum [Member]
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.60%	4.40%
Rate of compensation increase	3.50%	2.00%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.40%	4.40%
Expected return on plan assets	4.66%	4.66%
Rate of compensation increase	2.50%	2.50%